Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (21,462,762)	$ (23,597,696)	$ (9,332,024)